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                      MORGAN STANLEY NASDAQ-100 INDEX FUND
                            c/o Morgan Stanley Trust
                     Harborside Financial Center, Plaza Two
                          Jersey City, New Jersey 07311
                                 (800) 869-6397




                                                              February 7, 2002


Securities and Exchange Commission
450 Fifth Street, NW
Washington, D.C. 20549

Re:   Morgan Stanley Nasdaq-100 Index Fund
      File No. 811-10343
      Rule 497(j) Filing

Dear Sir or Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on January 30, 2002.

                                                           Very truly yours,
                                                           /s/ George Silfen
                                                           -----------------
                                                           George Silfen
                                                           Assistant Secretary


Enclosures
cc: Barry Fink
    Larry Greene